UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2023

Formidable ETF and
Formidable Fortress ETF (the “Formidable ETFs”)

ITEM 1(a). REPORT TO STOCKHOLDERS.

ANNUAL REPORT

For the Year Ended March 31, 2023

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETFS

Important Disclosure Statement

The Formidable ETF’s and Formidable Fortress ETF’s (the “Funds”) prospectus and summary prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectuses containing this and other important information, please call 833-600-5704. Please read the prospectus and/ or summary prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Formidable Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time. For most recent information, please call 833-600-5704.

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Shareholder Letter

Fellow Formidable ETF (“Fund”) Investors,

This is our second annual letter. We thank you for your continued support during what can only be described as a tumultuous market.

The below table shows performance, as of March 31, 2023 for the Fund versus the S&P Midcap 400® Index1, a market cap weighted index comprised of companies between the definitions of large and small cap index, as well as its peers, as defined by the Fund’s Morningstar category. In what has been a challenging environment for investors, we are pleased that the Fund has met our expectations in terms of protecting capital in a down market. Additionally, the Fund has performed well against peers, thanks to the combination of our top-down approach to managing portfolio risk and our bottom-up security selection.

Index	1-Month[2]	Calendar YTD[2]	1-Year	CY 2022	Since Inception[3]
Formidable ETF - Market	-1.95%	1.33%	-5.87%	-1.67%	-0.57%
Formidable ETF - NAV	-1.56%	2.33%	-5.39%	-2.24%	-0.37%
S&P Midcap 400® Index	-3.21%	3.79%	-5.12%	-13.10%	-3.34%
Morningstar Mid Cap Blend Category	-2.19%	3.68%	-6.85%	-14.01%	N/A
Rank	31/393	71/393	39/393	3/393	N/A

2Total return, not annualized

3Inception Date 4/29/2021

Returns for one year or greater are annualized.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 1.19%.

In terms of performance for the year ended March 31, 2023, the Fund was roughly in-line versus the Index. We performed well in 2022 and captured only approximately 32% of the drawdown experienced by the Index at its nadir in October. The Fund’s top-down positioning, which was conservative entering 2022, but overweight inflation-sensitive assets based on our investment

1The S&P Midcap 400® Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Shareholder Letter - continued

process, protected capital during the drawdown, as did our hedging strategy. However, speculation regarding easier Federal Reserve policy, the so-called “pivot”, began gaining traction in Q4 ’22 and really took hold in Q1 ‘23, and we saw a sharp turn higher for equities, especially highly valued, larger cap names. We rely on a process, not narratives, and our process did not indicate any change in conditions that would compel us to increase the portfolio’s risk profile. Accordingly, the Fund participated in the rally but lagged the Index.

Our top-down framework suggests the recent respite is unlikely to continue. Accordingly, we continue to be positioned for a challenging equity environment. We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks smaller cap companies as well as outright puts on a high yield bond index. We believe these to be inexpensive ways to mitigate against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown	Adam Eagleston, CFA
CEO and Portfolio Manager	CIO and Portfolio Manager

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Disclosures

The above information is confidential, and not intended for retail use. This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Important Fund Risks: Investing involves risks. Principal loss is possible.

Non-Diversification Risk - The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

Investment Strategy Risk - The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk - The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid and Small Capitalization Stock Risk - The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements.

Foreign Securities Risk - To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks are greater for emerging markets.

SPAC Risk - The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities subject to a variety of risks beyond those associated with other equity securities. A SPAC

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Disclosures - continued

is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. SPACs do not have any operating history or ongoing business other than seeking acquisitions, and the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition.

REITs Risk - Investing in real estate investment trusts (“REITs”) involves unique risks.

Morningstar rankings are based on a fund’s average annual total return relative to all funds in the same Morningstar category. Fund performance used within the rankings, reflects certain fee waivers, without which, returns and Morningstar rankings would have been lower. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100.”

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

	Total Return One Year Ended 3/31/2023	Average Annual Return Since Inception 4/29/2021 to 3/31/2023
Formidable ETF	-5.39%	-0.37%
Formidable ETF - Market	-5.87%	-0.57%
S&P Midcap 400® Index	-5.12%	-3.34%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P Midcap 400® Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. Market returns do not include brokerage commissions, if brokerage commissions were included market returns would be lower.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Materials	17.67%
Industrial	13.93%
Communication Services	12.24%
Energy	10.94%
Consumer Staples	8.25%
Real Estate	6.55%
Health Care	6.35%
Utilities	6.05%
Consumer Discretionary	3.49%
Information Technology	1.68%
Treasury Notes	6.16%
Purchased Options:
Put Options	0.37%
Total Investments	93.68%

Options Written:
Call Options	(0.35%	)
Put Options	(0.07%	)
Total Options Written	(0.42%	)

FORMIDABLE ETF

Portfolio Compositionas of March 31, 2023 (unaudited)

FORMIDABLE ETF

Schedule of InvestmentsMarch 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
87.15%	COMMON STOCKS

12.24%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.^	21,609	$1,849,514
	Radius Global Infrastructure, Inc.(A)^	40,791	598,404
	Spok Holdings, Inc.^	56,430	571,636
	Tegna, Inc.	49,368	834,813
			3,854,367

3.49%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.^	46,974	762,858
	RCI Hospitality Holdings, Inc.^	4,293	335,584
			1,098,442

8.25%	CONSUMER STAPLES
	Altria Group, Inc.^	32,196	1,436,585
	British American Tobacco plc^	33,062	1,161,137
			2,597,722

10.94%	ENERGY
	Energy Transfer LP^	77,699	968,907
	Pioneer Natural Resources Co.^	5,526	1,128,630
	Sitio Royalties Corp.^	33418	755,247
	The Williams Cos., Inc.^	19,794	591,049
			3,443,833

6.35%	HEALTH CARE
	BioAtla, Inc.(A)^	88,435	237,006
	CytomX Therapeutics, Inc.(A)^	318,111	480,348
	Mereo BioPharma Group plc(A)^	331,914	234,630
	Royalty Pharma plc^	29,131	1,049,590
			2,001,574

13.93%	INDUSTRIAL
	Acacia Research Corp.(A)^	511,001	1,972,464
	Flux Power Holdings, Inc.(A)^	380,477	1,849,118
	Grupo Aeroportuario del Centro^	1,845	565,437
			4,387,019

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2023

		Shares	Value
1.68%	INFORMATION TECHNOLOGY
	Silicon Motion Technology Corp.^	8,073	$528,943

17.67%	MATERIALS
	Lithium Americas Corp.(A)^	59,370	1,291,891
	Newmont Corp.^	15,606	765,006
	Rio Tinto plc^	8,505	583,443
	SilverCrest Metals, Inc.(A)^	138,778	990,875
	Wheaton Precious Metals Corp.^	26,846	1,292,903
	Yamana Gold, Inc.^	109,269	639,224
			5,563,342

6.55%	REAL ESTATE
	American Tower Corp.	2,960	604,846
	Iron Mountain, Inc.^	15,167	802,486
	Sun Communities, Inc.	4,651	655,233
			2,062,565

6.05%	UTILITIES
	Algonquin Power & Utilties Corp.	105,037	882,311
	Brookfield Infrastructure Partners LLP^	30,290	1,022,893
			1,905,204

87.15%	TOTAL COMMON STOCKS
	(Cost: $28,977,264)		27,443,011

		Principal
6.16%	TREASURY NOTES
	U.S. Treasury 5/18/2023 4.38%	$1,952,000	1,940,593

	TOTAL TREASURY NOTES
	(Cost: $1,940,097)		1,940,593

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

0.37%	PURCHASED OPTIONS(A)

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBOXX High Yield Corporate Bond ETF	350	$2,644,250	$70.00	4/27/2023	$2,800
	iShares iBOXX High Yield Corporate Bond ETF	650	4,910,750	69.00	4/20/2023	4,550
	iShares iBOXX High Yield Corporate Bond ETF	1,350	10,199,250	70.00	4/27/2023	10,800
	iShares Russell 2000 ETF	340	6,065,600	165.00	4/20/2023	21,080
	iShares Russell 2000 ETF	60	1,070,400	170.00	4/20/2023	7,260
	iShares Russell 2000 ETF	50	892,000	165.00	4/27/2023	4,850
	iShares Russell 2000 ETF	130	2,319,200	178.00	5/18/2023	68,120

0.37%	TOTAL PURCHASED OPTIONS					119,460
	(Cost: $321,898)

93.68%	TOTAL INVESTMENTS
	(Cost: $31,239,259)					29,503,064
6.32%	Other assets, net of liabilities					1,987,439
100.00%	NET ASSETS					$31,490,503

(A)Non-income producing

^All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2023

-0.42%	OPTIONS WRITTEN(A)

-0.35%	CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Acadia Research Corp.	350	$(135,100)	$5.00	5/18/2023	$(3,500)
Activision Blizzard Inc.	75	(641,925)	90.00	4/27/2023	(6,000)
Algonquin Power & Utilities(B)	300	(252,000)	9.00	5/18/2023	(6,600)
Altria Group, Inc.	75	(334,650)	48.00	5/4/2023	(825)
Bioatla Inc.	546	(146,328)	5.00	4/20/2023	(2,730)
British American Tobacco	50	(175,600)	37.00	4/20/2023	(500)
Brookfield Infrastructure	30	(101,310)	35.00	4/20/2023	(780)
Cytomx Therapeutics Inc.	1,074	(162,174)	2.50	4/20/2023	(5,370)
Energy Transfer LP	100	(124,700)	13.50	4/27/2023	(300)
Flux Power Holdins, Inc.	1	(486)	10.00	4/20/2023	(15)
Grupo Aeroportuario	17	(520,999)	300.00	4/20/2023	(14,416)
Iron Mountain, Inc.	80	(423,280)	55.00	4/20/2023	(4,000)
Lithium Americas Corp.	150	(326,400)	25.00	4/20/2023	(2,250)
Mereo Biopharma Group PLC ADR	435	(30,750)	2.50	4/20/2023	(2,175)
Mereo Biopharma Group PLC ADR	550	(38,880)	2.50	5/18/2023	(2,750)
Newmont Goldcorp corp.	25	(122,550)	56.00	4/20/2023	(400)
PetMed Express, Inc.	460	(747,040)	17.50	4/20/2023	(7,820)
Pioneer Natural Resources	10	(204,240)	210.00	4/20/2023	(3,380)
Radius Global Infrastructure	250	(366,750)	15.00	5/18/2023	(2,500)
RCI Hospitality Holdings	22	(171,974)	85.00	4/20/2023	(1,760)
RCI Hospitality Holdings	20	(156,340)	90.00	4/20/2023	(650)
Rio Tinto PLC ADR	20	(137,200)	77.50	4/20/2023	(140)
Royalty Pharma PLC - A	50	(180,150)	40.00	4/20/2023	(350)
Silicon Motion Technology	20	(131,040)	70.00	4/20/2023	(1,300)
Silvercrest Metals, Inc.	555	(396,270)	7.50	4/20/2023	(16,650)
Silvercrest Metals, Inc.	125	(89,250)	7.50	5/18/2023	(5,250)
Sitio Royalties Corp	40	(90,400)	25.00	4/20/2023	(600)
Sitio Royalties Corp	75	(169,500)	30.00	4/20/2023	(1,125)
Spok Holdings Inc.	250	(253,250)	10.00	4/20/2023	(9,375)
The Williams Cos, Inc.	50	(149,300)	32.00	5/4/2023	(1,125)

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Wheaton Precious Metals Corp.	60	$(288,960)	$52.00	4/20/2023	$(2,280)
	Yamana Gold Inc.	250	(146,250)	6.00	4/20/2023	(3,750)
-0.35%	TOTAL CALL OPTIONS WRITTEN					(110,666)
	(Premiums received: $127,402)

-0.07%	PUT OPTIONS
	iShares Russell 2000 ETF	50	(892,000)	155.00	4/27/2023	(1,550)
	iShares Russell 2000 ETF	201	(3,585,840)	155.00	4/20/2023	(3,819)
	iShares Russell 2000 ETF	60	(1,070,400)	160.00	4/20/2023	(2,040)
	iShares Russell 2000 ETF	100	(1,784,000)	155.00	5/18/2023	(8,100)
	iShares Russell 2000 ETF	30	(535,200)	165.00	5/18/2023	(5,460)

	TOTAL PUT OPTIONS WRITTEN					(20,969)
	(Premiums received: $70,500)

-0.42%	TOTAL OPTIONS WRITTEN					$(131,635)
	(Premiums received: $197,902)

(A)Non-income producing

(B)The security is a FLEX option. See Note 1.

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Shareholder Letter

Fellow Formidable Fortress ETF (“Fund”) Investors,

This is our second annual letter. We thank you for your continued support during what can only be described as a tumultuous market.

The below table shows performance, as of March 31, 2023 for the Fund versus the S&P 500® Index1, a market-cap weighted index reflecting the largest U.S. companies, as well as its peers, as defined by the Fund’s Morningstar category. In what has been a challenging environment for investors, we are pleased that the Fund has met our expectations in terms of protecting capital in a down market while meaningfully participating in equity rallies. Additionally, the Fund has performed exceptionally well against peers, thanks in large part to our focus on what we consider higher quality companies.

Returns as of 3/31/2023	1-Month[2]	Calendar YTD[2]	1-Year	CY 2022	Since Inception[3]
Formidable Fortress ETF - Market	2.21%	5.76%	2.55%	-9.65%	0.29%
Formidable Fortress ETF - NAV	2.27%	5.68%	2.64%	-9.48%	0.26%
S&P 500® INDEX	3.67%	7.48%	-7.73%	-18.13%	-1.39%
Morningstar Mid Cap Blend Category	-2.19%	3.68%	-6.85%	-14.01%	N/A
Rank	2/393	18/393	2/393	16/393	N/A

2Total return, not annualized

3Inception Date 7/21/2021

Returns for one year or greater are annualized.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 0.89%.

In terms of performance for the year ended March 31, 2023, outperformance versus the Index was due to strong security selection. In a period when interest rates rose sharply, the Fund’s emphasis on companies with strong balance sheets helped position us avoid stocks that were more exposed to higher rates. Significant (greater than 1%) contributors from a sector perspective were

1The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Shareholder Letter - continued

Financials, Health Care, Consumer Staples, and Communication Services. The only significant detractor was Energy, where the Fund has historically been underweight. Also, although the Index suffered a severe drawdown (greater than 25% decline) at one point before rebounding in the latter stages of 2022 and into 2023, our hedges detracted from performance as, unlike in many prior market declines, there was not a corresponding spike in volatility, which amplifies the efficacy of the hedges. However, the Fund managed to capture only approximately 65% of the Index’s drawdown.

The quantitative portion of the process drives the Fund’s investable universe. However, within this process, we have discretion to place a greater emphasis on certain factors not considered quantitatively. To that end, we have also placed a greater emphasis on valuation in light of the challenge higher rates cause for more highly valued companies. We think these tactical decisions are prudent in light of the macroeconomic environment our top-down framework suggests is likely to face us during the remainder of 2023.

We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks the Index, which we believe to be an inexpensive way to mitigate against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown	Adam Eagleston, CFA
CEO and Portfolio Manager	CIO and Portfolio Manager

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Disclosures

The above information is confidential, and not intended for retail use. This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Important Fund Risks: Investing involves risks. Principal loss is possible.

Non-Diversification Risk - The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

Investment Strategy Risk - The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk - The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid and Small Capitalization Stock Risk - The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements.

Foreign Securities Risk - To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks are greater for emerging markets.

SPAC Risk - The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities subject to a variety of risks beyond those associated with other equity securities. A SPAC

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Disclosures - continued

is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. SPACs do not have any operating history or ongoing business other than seeking acquisitions, and the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition.

REITs Risk - Investing in real estate investment trusts (“REITs”) involves unique risks.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

FORMIDABLE FORTRESS ETF (Unaudited)

	Total Return One Year Ended 3/31/2023	Average Annual Return Since Inception 7/21/2021 to 3/31/2023
Formidable Fortress ETF	2.64%	0.26%
Formidable Fortress ETF - Market	2.55%	0.29%
S&P 500® Index	-7.73%	-1.39%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. Market returns do not include brokerage commissions, if brokerage commissions were included market returns would be lower.

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrial	21.06%
Health Care	16.63%
Information Technology	13.18%
Financial	10.22%
Communications Services	9.10%
Consumer Staples	6.02%
Real Estate	5.99%
Energy	3.07%
Consumer Discretionary	3.03%
Treasury Notes	4.98%
Purchased Options:
Put Options	0.23%
Total Investments	93.51%

Options Written:
Put Options	(0.11%	)
Call Options	(0.07%	)
Total Options Written	(0.18%	)

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsMarch 31, 2023

		Shares	Value
88.30%	COMMON STOCKS

9.10%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.^	17,252	$1,476,599
	Take-Two Interactive Software, Inc.(A)^	6,178	737,035
			2,213,634

3.03%	CONSUMER DISCRETIONARY
	Garmin Ltd.^	7,300	736,716

6.02%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.(A)	9114	726,021
	Monster Beverage Corp.(A)	13,680	738,857
			1,464,878

3.07%	ENERGY
	Texas Pacific Land Corp.	439	746,748

10.22%	FINANCIAL
	Erie Indemnity Co.	3,086	714,903
	MarketAxess Holdings, Inc.	787	307,945
	The Progressive Corp.	5,183	741,480
	S&P Global, Inc.(A)	2,096	722,638
			2,486,966

16.63%	HEALTH CARE
	Bio-Rad Laboratories, Inc.(A)^	1,464	701,285
	Chemed Corp.	1,356	729,189
	Regeneron Pharmaceuticals, Inc.(A)	919	755,115
	United Therapeutics Corp.(A)	3,219	720,927
	Vertex Pharmaceuticals, Inc.(A)^	2,379	749,552
	West Pharmaceutical Services, Inc.	1,125	389,779
			4,045,847

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
21.06%	INDUSTRIAL
	A.O. Smith Corp.	10,500	$726,075
	Expeditors International of Washington, Inc.	6,623	729,325
	Fastenal Co.^	13,577	732,343
	Graco, Inc.	10,422	760,910
	Robert Half International, Inc.	9,168	738,666
	Snap-on, Inc.	2,962	731,288
	Stanley Black & Decker, Inc.^	8,772	706,848
			5,125,455

13.18%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	7,727	742,024
	Automatic Data Processing, Inc.^	3,283	730,894
	Cisco Sysems, Inc.^	19,310	1,009,430
	Jack Henry & Associates, Inc.	4,812	725,265
			3,207,613

5.99%	REAL ESTATE
	Gaming and Leisure Properties^	13,934	725,404
	Public Storage^	2,426	732,992
			1,458,396

88.30%	TOTAL COMMON STOCKS
	(Cost: $20,645,536)		21,486,253

		Principal
4.98%	TREASURY NOTES
	U.S. Treasury 5/18/2023 4.68%	$1,219,000	1,211,876

4.98%	TOTAL TREASURY NOTES
	(Cost: $1,211,568)		1,211,876

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(B)	1,065	—

0.00%	TOTAL WARRANTS
	(Cost: $-)		—

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2023

0.23%	PURCHASED OPTIONS(A)

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	150	$6,140,850	$370.00	04/20/23	$6,600
	SPDR S&P 500 ETF Trust	50	2,046,950	375.00	04/20/23	2,850
	SPDR S&P 500 ETF Trust	50	2,046,950	380.00	04/20/23	3,900
	SPDR S&P 500 ETF Trust	125	5,117,375	375.00	05/18/23	28,500
	SPDR S&P 500 ETF Trust	50	2,046,950	380.00	05/18/23	14,100
						55,950

0.23%	TOTAL PURCHASED OPTIONS					55,950
	(Cost: $245,084)

93.51%	TOTAL INVESTMENTS					22,754,079
	(Cost: $22,102,188)
6.49%	Other assets, net of liabilities					1,580,025
100.00%	NET ASSETS					$24,334,104

(A)Non-income producing

(B)The warrant is a Level 3 security. See Note 1.

^All or a portion of the security is held as collateral for options written.

CVR - Contingent Value Right

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

-0.18%	OPTIONS WRITTEN(A)

-0.11%	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	42	$(1,719,438)	$360.00	04/20/23	$(1,176)
	SPDR S&P 500 ETF Trust	50	(2,046,950)	365.00	04/20/23	(1,700)
	SPDR S&P 500 ETF Trust	125	(5,117,375)	360.00	05/18/23	(15,500)
	SPDR S&P 500 ETF Trust	50	(2,046,950)	365.00	05/18/23	(7,550)

-0.11%	TOTAL PUT OPTIONS WRITTEN					(25,926)
	(Premium Received $54,257)

-0.07%	CALL OPTIONS
	Automatic Data Process	5	(111,315)	230.00	04/20/23	(550)
	Activision Blizzard Inc.	50	(427,950)	86.00	04/20/23	(7,000)
	Bio-Rad Laboratories, Inc.	3	(143,706)	540.00	04/20/23	(1,440)
	Cisco Sysems, Inc.	60	(313,650)	53.00	04/20/23	(1,860)
	Fastenal Co.	25	(134,850)	57.50	04/20/23	(750)
	Gaming and Leisure Properties	45	(234,270)	54.75	04/20/23	(540)
	Garmin Ltd.	20	(201,840)	105.00	04/20/23	(1,200)
	Public Storage	5	(151,070)	310.00	04/20/23	(1,655)
	Stanley Black & Decker, Inc.	10	(80,580)	85.00	04/20/23	(900)
	Stanley Black & Decker, Inc.	20	(161,160)	90.00	04/20/23	(440)
	Take-Two Interactive Software, Inc.	15	(178,950)	130.00	04/20/23	(480)
	Vertex Pharmaceuticals	5	(157,535)	330.00	04/20/23	(600)
						(17,415)

-0.07%	TOTAL CALL OPTIONS WRITTEN					(17,415)
	(Premium Received $9,230)

-0.18%	TOTAL OPTIONS WRITTEN					$(43,341)
	(Premium Received $63,487)

(A)Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of Assets and LiabilitiesMarch 31, 2023

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$29,503,064	$22,754,079
Cash	1,687,181	1,360,955
Cash held at broker	297,611	280,652
Receivable for securities sold	128,989	10,446
Dividends receivable	102,021	8,833
TOTAL ASSETS	31,718,866	24,414,965

LIABILITIES
Accrued advisory fees (Note 2)	30,845	17,987
Payable for securities purchased	65,883	19,533
Options written, at value(2) (Note 1)	131,635	43,341
TOTAL LIABILITIES	228,363	80,861
NET ASSETS	$31,490,503	$24,334,104

Net Assets Consist of:
Paid-in capital	$36,137,830	$24,792,641
Distributable earnings (accumulated deficits)	(4,647,327)	(458,537)
Net Assets	$31,490,503	$24,334,104

NET ASSET VALUE PER SHARE
Net Assets	$31,490,503	$24,334,104
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,325,000	975,000
Net Asset Value and Offering Price Per Share	$23.77	$24.96

(1)Identified cost of:	$31,239,259	$22,102,188
(2)Premiums received of:	$197,902	$63,487

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of OperationsYear Ended March 31, 2023

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$718,486	$317,755
Interest	9,455	6,009
Total investment income	727,941	323,764

EXPENSES
Investment Advisory fees (Note 2)	331,835	206,163
Total expenses	331,835	206,163

Net investment income (loss)	396,106	117,601

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(408,402)	(176.791)
Net realized gain (loss) on options purchased	(1,118,113)	(706,178)
Net realized gain (loss) on options written	612,581	637,594
Total net realized gain (loss)	(913,934)	(245,375)
Change in unrealized appreciation (depreciation) of investments	(1,179,350)	1,210,915
Change in unrealized appreciation (depreciation) of options purchased	68,532	27,832
Change in unrealized appreciation (depreciation) of options written	137,313	(48,105)
Total change in unrealized appreciation (depreciation) of investments	(973,505)	1,190,642
Net realized and unrealized gain (loss)	(1,887,439)	945,267

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,491,333)	$1,062,868

(1)Net of foreign tax withheld of:	$16,723	$—

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of Changes in Net Assets

	Formidable ETF		Formidable Fortress ETF
	Year Ended March 31, 2023	April 29, 2021* through March 31, 2022	Year Ended March 31, 2023	July 21, 2021* through March 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$396,106	$209,139	$117,601	$25,364
Net realized gain (loss) on investments, options purchased and options written	(913,934)	1,599,511	(245,375)	(65,626)
Change in unrealized appreciation (depreciation) of investments, options purchased and options written	(973,505)	(696,423)	1,190,642	(518,605)
Increase (decrease) in net assets from operations	(1,491,333)	1,112,227	1,062,868	(558,867)

DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income	(998,837)	(166,818)	(118,841)	(24,124)
Return of capital	—	—	(3,759)	—
Decrease in net assets from distributions	(998,837)	(166,818)	(122,600)	(24,124)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	12,326,123	38,442,165	8,673,156	20,762,093
Cost of shares redeemed	(4,400,830)	(13,332,194)	(4,827,633)	(630,789)
Increase (decrease) in net assets from capital stock transactions	7,925,293	25,109,971	3,845,523	20,131,304

NET ASSETS
Increase (decrease) during period	5,435,123	26,055,380	4,785,791	19,548,313
Beginning of period	26,055,380	—	19,548,313	—

End of period	$31,490,503	$26,055,380	$24,334,104	$19,548,313

*Commencement of Operations

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

	Year Ended March 31, 2023	April 29,2021(2) through March 31, 2022
Net asset value, beginning of period	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.34	0.23
Net realized and unrealized gain (loss) on investments	(1.76)	1.00
Total from investment activities	(1.42)	1.23
Distributions
Net investment income	(0.87)	(0.17)
Total distributions	(0.87)	(0.17)
Net asset value, end of period	$23.77	$26.06
Total Return(3)	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%
Net investment income (loss)	1.42%	1.02%
Portfolio turnover rate(5)	59.95%	172.44%
Net assets, end of period (000’s)	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Year Ended March 31, 2023	July 21, 2021(2) through March 31, 2022
Net asset value, beginning of period	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.52	(0.57)
Total from investment activities	0.64	(0.53)
Distributions
Net investment income	(0.12)	(0.03)
Return of capital	— (6)	—
Total distributions	(0.12)	(0.03)
Net asset value, end of period	$24.96	$24.44
Total Return(3)	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.89%	0.89%
Net investment income (loss)	0.51%	0.22%
Portfolio turnover rate(5)	41.20%	35.71%
Net assets, end of period (000’s)	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

(6)Less than 0.005 per share.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial StatementsMarch 31, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF (the “Formidable Fund”) commenced operations on April 29, 2021 and the Formidable Fortress ETF (the “Formidable Fortress Fund”) commenced operations on July 21, 2021.

The Funds’ objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Formidable Asset Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$27,443,011	$—	$—		$27,443,011
Treasury Notes	—	1,940,593	—		1,940,593
Options Purchased	—	119,460	—		119,460
	$27,443,011	$2,060,053	$—		$29,503,064
Liabilities
Options Written	$—	$(131,635)	$—		$(131,635)

Formidable Fortress ETF
Assets
Common Stocks	$21,486,253	$—	$—		$21,486,253
Treasury Notes	—	1,211,876	—		1,211,876
Warrants	—	—	—	*	—
Options Purchased	—	55,950	—		55,950
	$21,486,253	$1,267,826	$—		$22,754,079
Liabilities
Options Written	$—	$(43,341)	$—		$(43,341)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

There were no transfers into or out of levels 1 and 2 during the year ended March 31, 2023. On March 31, 2023, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are disclosed.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2023, such reclassifications were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributable earnings	$(665,336)	$(713,993)
Paid-in capital	665,336	713,993

The permanent difference reclassifications are attributable primarily to realized gains from in-kind transactions and non-deductible expenses from investments in partnerships.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$237,700
Formidable Fortress ETF	10,000	$250	$249,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 under the Investment Company Act of 1940 relating to the use of derivatives.

The following are the derivatives held by each Fund on March 31, 2023.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$119,460 )*
Formidable Fortress ETF	Put Options Purchased	$55,950 )*

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(110,666)
Formidable ETF	Put Options Written	(20,969)
		$(131,635)**

Formidable Fortress ETF	Call Options Written	$(17,415)
Formidable Fortress ETF	Put Options Written	(25,926)
		$(43,341)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity risk for the year ended March 31, 2023 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Put Options Purchased	$(1,117,846)	$68,532
Call Options Purchased	(267)	—
	$(1,118,113)	$68,532

Put Options Written	$62,355	$49,531
Call Options Written	550,226	87,782
	$612,581	$137,313
Formidable Fortress ETF
Put Options Purchased	$(706,178)	$27,832

Put Options Written	$512,313	$(60,548)
Call Options Written	125,281	12,443
	$637,594	$(48,105)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The effect of the derivative instruments on the Statements of Operations for the year ended March 31, 2023, serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$27,508,973
Formidable ETF	Written Options	(7,679,429)
Formidable Fortress ETF	Purchased Options	10,704,618
Formidable Fortress ETF	Written Options	(13,617,653)

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for each Fund.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the year ended March 31, 2023 were as follows:

	Purchases	Sales
Formidable ETF	$14,619,213	$15,940,206
Formidable Fortress ETF	8,933,031	11,275,716

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended March 31, 2023 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$10,920,440	$4,281,327	$724,837
Formidable Fortress ETF	8,110,697	4,654,594	713,993
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the year ended March 31, 2023, such reclassifications were primarily due to the non-recognition of capital gains and losses from in-kind transactions.

The tax character of the distributions during the year ended March 31, 2023 and the period ended March 31, 2022 were as follows:

Year ended March 31, 2023
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$998,837	$118,841
Return of capital	—	3,759
	$998,837	$122,600

Period ended March 31, 2022
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$166,818	$24,124

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

As of March 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$113,455	$—
Accumulated net realized gain (loss) on investments	(2,227,459)	(1,083,190)
Net unrealized appreciation (depreciation) on investments	(2,533,323)	624,653
	$(4,647,327)	$(458,537)

As of March 31, 2023, the Formidable ETF and Formidable Fortress ETF had capital loss carryforwards of $2,227,459 and $1,083,190, respectively. For Formidable ETF, $1,840,858 of the loss carryforwards are considered short term and $386,601 are considered long term. For Formidable Fortress ETF, $535,940 of the loss carryforwards are considered short term and $547,250 are considered long term. These loss carryforwards may be carried forward indefinitely.

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$32,102,620	$2,040,804	$(4,574,127)	$(2,533,323)
Formidable Fortress ETF	22,149,571	1,727,868	(1,103,215)	624,653

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, Real Estate Investment Trust basis adjustments, deferral of losses on passive foreign investment companies and partnerships.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Year ended March 31, 2023	Period ended March 31, 2022
Shares sold	500,000	1,525,000
Shares reinvested	—	—
Shares redeemed	(175,000)	(525,000)
Net increase (decrease)	325,000	1,000,000

Formidable Fortress ETF
	Year ended March 31, 2023	Period ended March 31, 2022
Shares sold	375,000	825,000
Shares reinvested	—	—
Shares redeemed	(200,000)	(25,000)
Net increase (decrease)	175,000	800,000

NOTE 6 – SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a fund’s portfolio will be adversely affected. As of March 31, 2023, 17.67% of the value of the net assets of the Formidable ETF were invested in securities within the Materials sector; 21.06% and 16.63% of the value of the net assets of the Formidable Fortress ETF were invested in securities within the Industrial and Health Care sectors, respectively.

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

•Special Purpose Acquisition Companies (SPACs). The Formidable ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Market Risk. The market value of securities owned by the Funds may decline, at times sharply and unpredictably.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Funds’ ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Funds invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Funds may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risks. The Funds are structured as ETFs and as a result are subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Funds will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Funds. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares of the Funds. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds, shares and the underlying value of those shares.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

•Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in the Funds’ net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Funds bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Funds. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Funds will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Derivatives Risk. The Funds may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds’ use of derivatives may magnify losses for the Funds.

If the Funds are not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Funds of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, the Funds’ losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Funds.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Funds to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Funds invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Funds do not seek leveraged returns but as a result of the Funds’ use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Funds with investment exposure greater than the value of the Funds’ investment in the derivative. As a result, these derivatives may magnify losses to the Funds, and even a small market movement may result in significant losses to the Funds.

Issuer Non-Diversification Risk. The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Funds’ investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Funds’ investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Funds.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Funds invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Funds will indirectly bear their proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Funds.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Funds must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Funds will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Funds may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Funds are invested are influenced by, among other things, interest

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Funds are subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Funds may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Funds may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Funds may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Funds to potentially greater losses.

Other Risks for the Funds

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, Authorized Participants, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and its shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invests.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2023

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Formidable ETF and Formidable Fortress
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, comprising the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of March 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Formidable ETF	For the Year ended March 31, 2023	For the year ended March 31, 2023, and for the period from April 29, 2021 (commencement of operations) through March 31, 2022
Formidable Fortress ETF	For the Year ended March 31, 2023	For the year ended March 31, 2023, and for the period from July 21, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm - continued

ANNUAL REPORT

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.

We have served as the Funds’ auditor since 2021.

Cleveland, Ohio
May 30, 2023

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 833-600-5704.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	11	Independent Trustee of World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), form 2008-2021.	11	Independent Trustee of World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	11

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present.
Thomas A. Carter (56) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus TM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus TM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since July 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.
Soth Chin (56) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC. (financial services compliance and consulting) since October 2016.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 are available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://ww.sec.gov.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

This annual report pertains only to the Formidable ETF and the Formidable Fortress ETF; however, the disclosure below pertains to those funds and the Formidable Small/Mid Cap ETF, a fund that has not commenced operations. Once the Formidable Small/Mid Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and is applicable to that fund.

At a meeting held on December 20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “FAM Advisory Agreement”) between the Trust and Formidable Asset Management (“FAM”) and the Investment Sub-Advisory Agreement (the “FAM Sub-Advisory Agreement”) between FAM and Toroso Investments, LLC (“Toroso”), each with respect to the Formidable ETF, the Formidable Small/Mid Cap ETF and the Formidable Fortress ETF (the “Formidable ETFs”). The Board discussed the arrangements between FAM and the Trust and FAM and Toroso with respect to the Formidable ETFs. The Board reflected on its discussions with the representatives from FAM and Toroso earlier in the Meeting regarding the manner in which the Formidable ETFs were to be managed and the roles and responsibilities of FAM and Toroso under the FAM Advisory Agreement and the FAM Sub-Advisory Agreement (collectively, the “Formidable Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Formidable Advisory Agreements and the responses of Formidable and Toroso

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Formidable and Toroso to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Formidable and Toroso, an expense comparison analysis for the Formidable ETFs and comparable mutual funds and ETFs, and the Formidable Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Formidable Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Formidable and Toroso; (ii) the investment performance of the Formidable ETFs and Formidable; (iii) the costs of the services to be provided and profits to be realized by Formidable and Toroso from the relationship with the Formidable ETFs; (iv) the extent to which economies of scale would be realized if the Formidable ETFs grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Formidable Advisory Agreements, including: (i) information regarding the services and support to be provided by Formidable and Toroso to the Formidable ETFs and their shareholders; (ii) presentations by management of Formidable and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Formidable ETFs; (iii) information pertaining to the compliance structure of Formidable and Toroso; (iv) disclosure information contained in the Formidable ETFs’ registration statement and Formidable’s and Toroso’s Form ADV and/or the policies and procedures of Formidable and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Formidable Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Formidable and Toroso, including financial information, information on personnel and the services to be provided by Formidable and Toroso to the Formidable ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the Formidable ETFs

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

and comparative expense and performance information for other ETFs with strategies similar to the Formidable ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Formidable ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Formidable and Toroso from their relationship with the Formidable ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Formidable Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Formidable Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Formidable and Toroso.

In this regard, the Board considered the responsibilities of Formidable and Toroso under their respective Formidable Advisory Agreements. The Board reviewed the services to be provided by each of FAM and Toroso to the Formidable ETFs, including, without limitation, FAM’s process for formulating investment recommendations and the processes of both FAM and Toroso for assuring compliance with the Formidable ETFs’ investment objectives and limitations; processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by FAM for the Formidable ETFs among the service providers, and the anticipated efforts of FAM to promote the Formidable ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of FAM and Toroso; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by FAM in supervising Toroso as a sub-adviser to the Formidable ETFs and the relationship between and FAM and Toroso. After reviewing the foregoing and further information from FAM and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by FAM and Toroso was satisfactory and adequate for the Formidable ETFs.

The investment performance of the Formidable ETFs and Formidable.

The Board reviewed the Formidable ETFs’ performance. In considering the investment performance of the Formidable ETFs, the Trustees compared the performance of each Formidable ETF with the performance of its benchmark index, the Russell Mid Cap TR Index, a custom category from its Morningstar category, Mid-Cap Blend Funds (“Custom Category”), and a peer group

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

selected from its Custom Category (“Peer Group”). The Trustees noted that the Formidable ETF outperformed the Russell Mid Cap TR Index and its Custom Category, but underperformed its Peer Group for the one-year period ended October 31, 2022, while the Formidable Fortress ETF outperformed the Russell Mid Cap TR Index, its Custom Category, and its Peer Group for the one-year period ended October 31, 2022.

After a detailed discussion of the Formidable ETFs’ performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Formidable ETFs was satisfactory.

The costs of services to be provided and profits to be realized by Formidable and Toroso from the relationship with the Formidable ETFs.

In this regard, the Board considered the financial condition of Formidable and the level of commitment to the Formidable ETFs by Formidable. The Board also considered the fees and expenses of the Formidable ETFs, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by FAM and Toroso. The Trustees considered the unitary fee structure. The Trustees noted that the net expense ratio and advisory fee for each of the Formidable ETFs was higher than the median of their Custom Categories and Peer Group. The Board considered that the advisory fees to be charged to the Formidable ETFs were lower than the fees charged to FAM’s separate accounts or institutional accounts that utilize similar strategies. The Board also considered that Toroso represented that its proposed fees for sub-advising the Formidable ETFs were consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability of FAM and Toroso and the fees to be paid to FAM (who in turn would pay Toroso) were within an acceptable range in light of the services to be rendered by FAM and Toroso.

The extent to which economies of scale would be realized as the Formidable ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Formidable ETFs’ investors.

The Board noted that as the assets in the Formidable ETFs grow, shareholders will benefit from economies of scale given the proposed breakpoints included in the management fees for each Formidable ETF. The Trustees further noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Formidable ETFs; the basis of decisions to buy or sell securities for the Formidable ETFs; the substance and administration of the Code of Ethics and other relevant policies of Formidable and Toroso. The Board noted that FAM and Toroso each represented that it had not and does not anticipate utilizing soft dollars or commission recapture with regard to the Formidable ETFs. The Board also considered potential benefits for FAM and Toroso in managing the Formidable ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of FAM and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of FAM and Toroso from managing the Formidable ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Formidable Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Formidable Advisory Agreements.

FORMIDABLE ETFS

Fund Expenses (unaudited)

ANNUAL REPORT

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022 and held for the six months period ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

FORMIDABLE ETFS

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/23*
Formidable ETF
Actual	$1,000.00	$1,038.29	1.19%	$6.05
Hypothetical**	$1,000.00	$1,019.00	1.19%	$5.99
Formidable Fortress ETF
Actual	$1,000.00	$1,071.40	0.89%	$4.60
Hypothetical**	$1,000.00	$1,020.49	0.89%	$4.48

*Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

FORMIDABLE ETFS

Privacy Notice

ANNUAL REPORT

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2023 and $28,000 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2023 and $6,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)        NA

(c)        0%

(d)        NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 8, 2023

* Print the name and title of each signing officer under his or her signature.